Intangible assets and goodwill (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	$ 34,866	$ 37,972
Additional	0	0
Recognition subsequent to deferred tax assets	0	0
Decreases for classification as held for sale	34,726	0
Goodwill write-off without having been included previously in disposal groups classified as held for sale	0	0
Impairment losses	(140)	(3,254)
Increase (decrease) for net exchange differences	0	0
Increase (decrease) due to other changes	0	(3,106)
Total increase (decrease)	(140)	(3,106)
Total increase (decrease)	(1,132)	72,457
Goodwill Ending Balance	34,726	34,866
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	38,120	37,972
Additional	0	0
Recognition subsequent to deferred tax assets	0	0
Decreases for classification as held for sale	0	0
Goodwill write-off without having been included previously in disposal groups classified as held for sale	0	0
Impairment losses	0	0
Increase (decrease) for net exchange differences	0	0
Increase (decrease) due to other changes	0	148
Total increase (decrease)	0	148
Total increase (decrease)	4,268	83,460
Goodwill Ending Balance	38,120	38,120
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	(3,254)	0
Additional	0	0
Recognition subsequent to deferred tax assets	0	0
Decreases for classification as held for sale	0	0
Goodwill write-off without having been included previously in disposal groups classified as held for sale	0	0
Impairment losses	(140)	0
Increase (decrease) for net exchange differences	0	0
Increase (decrease) due to other changes	0	(3,254)
Total increase (decrease)	(140)	(3,254)
Goodwill Ending Balance	(3,394)	(3,254)
SQM Industrial S.A. [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	3,214	3,214
Additional	0	0
Recognition subsequent to deferred tax assets	0	0
Decreases for classification as held for sale	0	0
Goodwill write-off without having been included previously in disposal groups classified as held for sale	0	0
Impairment losses	(3,214)	0
Increase (decrease) for net exchange differences	0	0
Increase (decrease) due to other changes	0	(3,214)
Total increase (decrease)	0	(3,214)
Goodwill Ending Balance	3,214	3,214
SQM Industrial S.A. [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	3,214	3,214
Additional	0	0
Recognition subsequent to deferred tax assets	0	0
Decreases for classification as held for sale	0	0
Goodwill write-off without having been included previously in disposal groups classified as held for sale	0	0
Impairment losses	0	0
Increase (decrease) for net exchange differences	0	0
Increase (decrease) due to other changes	0	0
Total increase (decrease)	0	0
Goodwill Ending Balance		3,214
SQM Industrial S.A. [Member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	(3,214)	0
Additional	0	0
Recognition subsequent to deferred tax assets	0	0
Decreases for classification as held for sale	0	0
Goodwill write-off without having been included previously in disposal groups classified as held for sale	0	0
Impairment losses	0	0
Increase (decrease) for net exchange differences	0	0
Increase (decrease) due to other changes	0	(3,214)
Total increase (decrease)	0	(3,214)
Goodwill Ending Balance	(3,214)	(3,214)
SQM S.A [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	22,255	22,255
Additional	0	0
Recognition subsequent to deferred tax assets	0	0
Decreases for classification as held for sale	0	0
Goodwill write-off without having been included previously in disposal groups classified as held for sale	0	0
Impairment losses	0	0
Increase (decrease) for net exchange differences	0	0
Increase (decrease) due to other changes	0	0
Total increase (decrease)	0	0
Goodwill Ending Balance	22,255	22,255
SQM S.A [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	22,255	22,255
Additional	0	0
Recognition subsequent to deferred tax assets	0	0
Decreases for classification as held for sale	0	0
Goodwill write-off without having been included previously in disposal groups classified as held for sale	0	0
Impairment losses	0	0
Increase (decrease) for net exchange differences	0	0
Increase (decrease) due to other changes	0	0
Total increase (decrease)	0	0
Goodwill Ending Balance		22,255
SQM S.A [Member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	0	0
Additional	0	0
Recognition subsequent to deferred tax assets	0	0
Decreases for classification as held for sale	0	0
Goodwill write-off without having been included previously in disposal groups classified as held for sale	0	0
Impairment losses	0	0
Increase (decrease) for net exchange differences	0	0
Increase (decrease) due to other changes	0	0
Total increase (decrease)	0	0
Goodwill Ending Balance	0	0
SQM Iberian S.A. [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	148	0
Additional	0	0
Recognition subsequent to deferred tax assets	0	0
Decreases for classification as held for sale	0	0
Goodwill write-off without having been included previously in disposal groups classified as held for sale	0	0
Impairment losses	0	0
Increase (decrease) for net exchange differences	0	0
Increase (decrease) due to other changes	0	148
Total increase (decrease)	0	148
Goodwill Ending Balance	148	148
SQM Iberian S.A. [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	148	0
Additional	0	0
Recognition subsequent to deferred tax assets	0	0
Decreases for classification as held for sale	0	0
Goodwill write-off without having been included previously in disposal groups classified as held for sale	0	0
Impairment losses	0	0
Increase (decrease) for net exchange differences	0	0
Increase (decrease) due to other changes	0	148
Total increase (decrease)	0	148
Goodwill Ending Balance		148
SQM Iberian S.A. [Member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	0	0
Additional	0	0
Recognition subsequent to deferred tax assets	0	0
Decreases for classification as held for sale	0	0
Goodwill write-off without having been included previously in disposal groups classified as held for sale	0	0
Impairment losses	0	0
Increase (decrease) for net exchange differences	0	0
Increase (decrease) due to other changes	0	0
Total increase (decrease)	0	0
Goodwill Ending Balance	0	0
SQM Investment Corporation N.V. [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	86	86
Additional	0	0
Recognition subsequent to deferred tax assets	0	0
Decreases for classification as held for sale	0	0
Goodwill write-off without having been included previously in disposal groups classified as held for sale	0	0
Impairment losses	0	0
Increase (decrease) for net exchange differences	0	0
Increase (decrease) due to other changes	0	0
Total increase (decrease)	0	0
Goodwill Ending Balance	86	86
SQM Investment Corporation N.V. [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	86	86
Additional	0	0
Recognition subsequent to deferred tax assets	0	0
Decreases for classification as held for sale	0	0
Goodwill write-off without having been included previously in disposal groups classified as held for sale	0	0
Impairment losses	0	0
Increase (decrease) for net exchange differences	0	0
Increase (decrease) due to other changes	0	0
Total increase (decrease)	0	0
Goodwill Ending Balance		86
SQM Investment Corporation N.V. [Member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	0	0
Additional	0	0
Recognition subsequent to deferred tax assets	0	0
Decreases for classification as held for sale	0	0
Goodwill write-off without having been included previously in disposal groups classified as held for sale	0	0
Impairment losses	0	0
Increase (decrease) for net exchange differences	0	0
Increase (decrease) due to other changes	0	0
Total increase (decrease)	0	0
Goodwill Ending Balance	0	0
Soquimich Comercial S.A. [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	280	320
Additional	0	0
Recognition subsequent to deferred tax assets	0	0
Decreases for classification as held for sale	140	0
Goodwill write-off without having been included previously in disposal groups classified as held for sale	0	0
Impairment losses	(180)	0
Increase (decrease) for net exchange differences	0	0
Increase (decrease) due to other changes	0	(40)
Total increase (decrease)	(140)	(40)
Goodwill Ending Balance	140	280
Soquimich Comercial S.A. [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	320	320
Additional	0	0
Recognition subsequent to deferred tax assets	0	0
Decreases for classification as held for sale	0	0
Goodwill write-off without having been included previously in disposal groups classified as held for sale	0	0
Impairment losses	0	0
Increase (decrease) for net exchange differences	0	0
Increase (decrease) due to other changes	0	0
Total increase (decrease)	0	0
Goodwill Ending Balance		320
Soquimich Comercial S.A. [Member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	(40)	0
Additional	0	0
Recognition subsequent to deferred tax assets	0	0
Decreases for classification as held for sale	0	0
Goodwill write-off without having been included previously in disposal groups classified as held for sale	0	0
Impairment losses	(140)	0
Increase (decrease) for net exchange differences	0	0
Increase (decrease) due to other changes	0	(40)
Total increase (decrease)	(140)	(40)
Goodwill Ending Balance	(180)	(40)
Soquimich European Holding B.V. [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	11,373	11,373
Additional	0	0
Recognition subsequent to deferred tax assets	0	0
Decreases for classification as held for sale	11,373	0
Goodwill write-off without having been included previously in disposal groups classified as held for sale	0	0
Impairment losses	0	0
Increase (decrease) for net exchange differences	0	0
Increase (decrease) due to other changes	0	0
Total increase (decrease)	0	0
Goodwill Ending Balance	11,373	11,373
Soquimich European Holding B.V. [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	11,373	11,373
Additional	0	0
Recognition subsequent to deferred tax assets	0	0
Decreases for classification as held for sale	0	0
Goodwill write-off without having been included previously in disposal groups classified as held for sale	0	0
Impairment losses	0	0
Increase (decrease) for net exchange differences	0	0
Increase (decrease) due to other changes	0	0
Total increase (decrease)	0	0
Goodwill Ending Balance		11,373
Soquimich European Holding B.V. [Member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	0	0
Additional	0	0
Recognition subsequent to deferred tax assets	0	0
Decreases for classification as held for sale	0	0
Goodwill write-off without having been included previously in disposal groups classified as held for sale	0	0
Impairment losses	0	0
Increase (decrease) for net exchange differences	0	0
Increase (decrease) due to other changes	0	0
Total increase (decrease)	0	0
Goodwill Ending Balance	0	0
SQM Potasio S.A. [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	724	724
Additional	0	0
Recognition subsequent to deferred tax assets	0	0
Decreases for classification as held for sale	0	0
Goodwill write-off without having been included previously in disposal groups classified as held for sale	0	0
Impairment losses	0	0
Increase (decrease) for net exchange differences	0	0
Increase (decrease) due to other changes	0	0
Total increase (decrease)	0	0
Goodwill Ending Balance	724	724
SQM Potasio S.A. [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	724	724
Additional	0	0
Recognition subsequent to deferred tax assets	0	0
Decreases for classification as held for sale	0	0
Goodwill write-off without having been included previously in disposal groups classified as held for sale	0	0
Impairment losses	0	0
Increase (decrease) for net exchange differences	0	0
Increase (decrease) due to other changes	0	0
Total increase (decrease)	0	0
Goodwill Ending Balance		724
SQM Potasio S.A. [Member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	0	0
Additional	0	0
Recognition subsequent to deferred tax assets	0	0
Decreases for classification as held for sale	0	0
Goodwill write-off without having been included previously in disposal groups classified as held for sale	0	0
Impairment losses	0	0
Increase (decrease) for net exchange differences	0	0
Increase (decrease) due to other changes	0	0
Total increase (decrease)	0	0
Goodwill Ending Balance	$ 0	$ 0